Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 228,265	$ 55,610	$ 170,064
Restricted Cash	665	831	842
Marketable debt securities, available-for-sale	6,824	28,873
Accounts receivable, net	81	376	1,239
Prepaid expenses and other current assets	5,578	4,893	4,661
Total current assets	241,413	90,583	176,806
Marketable debt securities, available-for-sale, net of current portion		16,793
Property and equipment, net	3,195	3,044	2,984
Right-of-use assets, net	10,044	10,968	12,737
Intangible assets, net	24,935	25,250	35,962
Other long-term assets	357	339	530
Total assets	279,944	146,977	229,019
Current liabilities:
Accounts payable	6,362	3,205	5,272
Accrued liabilities	9,556	11,314	14,125
Operating lease liabilities, current portion	1,854	1,734	915
Deferred revenue, current portion	407	407	4,267
Total current liabilities	18,179	16,660	24,579
Operating lease liabilities, net of current portion	9,163	10,245	12,212
Deferred tax liabilities	880	880	880
Deferred revenue, net of current portion	1,342	1,342	1,381
Total liabilities	29,564	29,127	39,052
Commitments and contingencies (Note 7)
SHAREHOLDERS' EQUITY
Outstanding share value	43	27	27
Additional paid-in capital	576,046	410,753	404,362
Accumulated other comprehensive loss	(953)	(1,302)	(790)
Accumulated deficit	(324,756)	(291,628)	(213,632)
Total shareholders' equity	250,380	117,850	189,967
Total liabilities and shareholders' equity	$ 279,944	$ 146,977	$ 229,019